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                          UNITED STATES
               SECURITIES AND EXCHANGE COMMISSION
                     WASHINGTON, D.C.  20549

                            Form 13F

                       Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 1999

Check here if Amendment [   ]; Amendment Number:
    This Amendment (Check only one.):  [   ] is a restatement.
                                       [   ] adds new holdings
                                             entries.

Institutional Investment Manager Filing this Report:

Name:    Prospector Partners, LLC
Address: The Webster Memorial Building
         36 Trumball Street
         Hartford, CT  06103-2404

Form 13F File Number: 28-

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    John D. Gillespie
Title:   Managing Member
Phone:   (860) 560-6200

Signature, Place, and Date of Signing:

    /s/ John D. Gillespie    Hartford, CT        11/15/99
    _____________________    _______________     ______________
         [Signature]         [City, State]          [Date]



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Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[  ]     13F NOTICE.  (Check here if no holdings reported are in
         this report, and all holdings are reported by other reporting manager(s).)

[  ]     13F COMBINATION REPORT.  (Check here if a portion of the
         holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

         Form 13F File Number     Name

         28-
         [Repeat as necessary.]
































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                      Form 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:     0

Form 13F Information Table Entry Total:     53

Form 13F Information Table Value Total:     $132,700
                                            [thousands]


List of Other Included Managers:


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

         No.       Form 13F File Number     Name

         28-

         [Repeat as necessary.]
























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
                                      NAME OF REPORTING MANAGER    PROSPECTOR PARTNERS, LLC


    ITEM 1          ITEM 2          ITEM 3        ITEM 4       ITEM 5          ITEM 6          ITEM 7         ITEM 8
    ------          ------          ------        ------       ------          ------          ------         ------
                                                                       INVESTMENT DISCRETION             VOTING AUTHORITY
                                                  FAIR                              (c)      MANAGERS
                    TITLE           CUSIP         MARKET    SHRS OR   (a)   (b)     SHARED   SEE      (a)   (b)     (c)
NAME OF ISSUER     OF CLASS         NUMBER        VALUE     PRN AMT   SOLE  SHARED  OTHER    INSTR. V SOLE  SHARED  NONE
--------------     --------         ------        ------    -------   ----  ------  -----    -------- ----  ------  ------

ACE LTD COM        COMMON STOCK      G0070K103     2,794    165,000    X                               X
ACE LTD COM        OPTIONS - CALLS   G0070K0EC       169     10,000    X                               X
ALLMERICA FINL
  CORP COM         COMMON STOCK      019754100      3,280     68,900   X                               X
AMBAC FINANCIAL
  GROUP INC        COMMON STOCK      023139108      2,475     52,250   X                               X
AON CORP           COMMON STOCK      037389103      3,843    130,000   X                               X
AXA FINANCIAL
  INC COM STKUSD0. COMMON STOCK      002451102      5,022     90,000   X                               X
BAKER FENTRESS
  & CO COM         COMMON STOCK      057213100        696     50,000   X                               X
BANK ONE CORP COM  COMMON STOCK      06423A103        790     22,700   X                               X
BARD C R INC COM   COMMON STOCK      067383109        512     10,900   X                               X
BERKLEY W R
  CORP COM         COMMON STOCK      084423102      1,725     75,000   X                               X
BERKSHIRE
  HATHAWAY CL
  A INC DE         COMMON STOCK      084670108      5,940        108   X                               X
BERKSHIRE
  HATHAWAY INC
  CLASS B          COMMON STOCK      084670207      1,978      1,066   X                               X
BISYS GROUP
  INC COM          COMMON STOCK      055472104        933     19,900   X                               X
BLANCH E W
  HLDGS INC  COM   COMMON STOCK      093210102      4,611     70,800   X                               X
BOSTON
  SCIENTIFIC CORP  COMMON STOCK      101137107      1,485     60,000   X                               X
BROWN & BROWN
  INC COM STK      COMMON STOCK      115236101        332     10,000   X                               X
CAPITAL RE
  CORP COM         COMMON STOCK      140432105        716     71,610   X                               X
CLARK/BARDES
  HOLDING INC COM  COMMON STOCK      180668105      5,626    272,800   X                               X
COUNTRYWIDE CR
  INDS INC COM     COMMON STOCK      222372104      1,935     60,000   X                               X
EQUIFAX INC COM    COMMON STOCK      294429105      4,922    175,000   X                               X



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EVEREST REINS
  HLDGS INC        COMMON STOCK      299808105      2,083     87,500   X                               X
FANNIE MAE
  COM STK          COMMON STOCK      313586109      1.015     16,200   X                               X
FIRST DATA
   CORP COM        COMMON STOCK      319963104      6,052    137,950   X                               X
FIRST HEALTH
  GROUP CORP COM   COMMON STOCK      320960107        336     15,000   X                               X
FIRST INVS
  FINL SVCS
   GROUP IN        COMMON STOCK      32058A101      1,000    200,000   X                               X
FIRST UNION
  CORP COM         COMMON STOCK      337358105      3,074     86,300   X                               X
FIRSTAR
  CORPORATION
  COM STK          COMMON STOCK      33763V109      1,067     62,729   X                               X
FREDDIE MAC
  USD0.21 COM      COMMON STOCK      313400301        790     15,200   X                               X
GALLAGHER
  ARTHUR J &
  CO COM           COMMON STOCK      363576109        452      8,500   X                               X
HARTFORD
  FIANANCIA
   SERVICES G      COMMON STOCK      416515104      1,021     25,000   X                               X
HILB, ROGAL &
  HAMILTON CO      COMMON STOCK      431294107        441     17,600   X                               X
INTUIT INC COM     COMMON STOCK      461202103      2,904     33,135   X                               X
JEFFERSON PILOT
  CORP COM         COMMON STOCK      475070108      2,211     35,000   X                               X
LASALLE RE
  HOLDINGS LTD COM COMMON STOCK      G5383Q101        609     43,900   X                               X
LINCOLN NATL
  CORP IND COM     COMMON STOCK      534187109      2,686     71,500   X                               X
MARSH & MCLENNAN
  COS  INC COM     COMMON STOCK      571748102      5,613     81,950   X                               X
MBIA INC COM       COMMON STOCK      55262C100      1,912     41,000   X                               X
MIIX GROUP INC
  COM STK          COMMON STOCK      59862V104        254     15,000   X                               X
MUTUAL RISK
  MANAGEMENT LTD   COMMON STOCK      628351108      1,523    124,365   X                               X
NATIONWIDE FINL
  SVCS INC CL A    COMMON STOCK      638612101      7,517    212,500   X                               X
NORTH FORK
  BANCORPORATION   COMMON STOCK      659424105      1,950    100,000   X                               X
PANAMSAT CORP COM  COMMON STOCK      697933109        722     20,000   X                               X
PARTNERRE LIMITED
  BERMUDA          COMMON STOCK      G6852T105      3,972    114,300   X                               X






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PROVIDENT
  FINANCIAL HLDGS
  INC              COMMON STOCK      743868101        542     31,200   X                               X
PXRE CORP COM      COMMON STOCK      693674103        390     26,800   X                               X
RENAISSANCE RE
  HLDGS LTD COM    COMMON STOCK      G7496G103      1,734     50,000   X                               X
SPRINT CORP
  USD2.50  COM     COMMON STOCK      852061100      1,627     30,000   X                               X
SUPERIOR NATIONAL
  INSURANCE GR     COMMON STOCK      868224106      3,165    225,100   X                               X
TERRA NOVA
  (BERMUDA) HOLDS
  LTD              COMMON STOCK      G87615103     12,011    376,065   X                               X
TIMBERLAND
  BANCORP INC      COMMON STOCK      887098101        285     25,000   X                               X
TORCHMARK
  CORP COM         COMMON STOCK      891027104        333     12,900   X                               X
WADDELL & REED
  FINANCIAL INC    COMMON STOCK      930059100      5,683    256,100   X                               X
XL CAPITAL LTD
  CL-A COM STK     COMMON STOCK      G98255105      7,402    164,513   X                               X
                                                  121,788    132,700
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02081001.AI6


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